Post Balance Sheet events - Summary of Segment Analysis Outlining Impacts which Change in Internal Revenue and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Post Balance Sheet Events [Line Items]
Internal revenue	£ 23,723	£ 24,062	£ 19,012
Internal cost	20,342	20,895	15,399
Elimination of Intersegment Amounts [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	3,330	3,396	3,323
Elimination of Intersegment Amounts [Member] | Global Services [Member]
Post Balance Sheet Events [Line Items]
Internal cost	187	240	236
Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	2,978	3,036	3,058
Internal cost	42	39	56
Elimination of Intersegment Amounts [Member] | Other [Member]
Post Balance Sheet Events [Line Items]
Internal cost	1,599	1,564	1,472
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Post Balance Sheet Events [Line Items]
Internal cost	125	158	173
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Post Balance Sheet Events [Line Items]
Internal cost	1,515	1,472	1,454
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	3,298	3,374	3,299
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	103	100	72
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	217	238	169
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	2,978	3,036	3,058
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Post Balance Sheet Events [Line Items]
Internal cost	963	973	978
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal cost	507	558	557
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Post Balance Sheet Events [Line Items]
Internal cost	187	240	236
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal cost	42	39	56
Post Balance Sheet Events [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Post Balance Sheet Events [Line Items]
Internal cost	1,599	1,564	1,472
Post Balance Sheet Events [Member] | Consumer [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	67	63	73
Post Balance Sheet Events [Member] | Consumer [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	896	910	905
Post Balance Sheet Events [Member] | Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	65	62	31
Post Balance Sheet Events [Member] | Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	442	496	526
Post Balance Sheet Events [Member] | Global Services [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	20	20	23
Post Balance Sheet Events [Member] | Global Services [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	42	62	40
Post Balance Sheet Events [Member] | Global Services [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	125	158	173
Post Balance Sheet Events [Member] | Openreach [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	42	39	56
Post Balance Sheet Events [Member] | Other [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	18	18	18
Post Balance Sheet Events [Member] | Other [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	66	74
Post Balance Sheet Events [Member] | Other [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal revenue	1,515	1,472	1,454
Post Balance Sheet Events [Member] | Consumer [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal cost	65	62	31
Post Balance Sheet Events [Member] | Consumer [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Post Balance Sheet Events [Line Items]
Internal cost	20	20	23
Post Balance Sheet Events [Member] | Consumer [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Post Balance Sheet Events [Line Items]
Internal cost	18	18	18
Post Balance Sheet Events [Member] | Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Post Balance Sheet Events [Line Items]
Internal cost	67	63	73
Post Balance Sheet Events [Member] | Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Post Balance Sheet Events [Line Items]
Internal cost	42	62	40
Post Balance Sheet Events [Member] | Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Openreach [Member]
Post Balance Sheet Events [Line Items]
Internal cost	42	39	56
Post Balance Sheet Events [Member] | Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Post Balance Sheet Events [Line Items]
Internal cost	66	74
Post Balance Sheet Events [Member] | Openreach [Member] | Elimination of Intersegment Amounts [Member] | Consumer [Member]
Post Balance Sheet Events [Line Items]
Internal cost	896	910	905
Post Balance Sheet Events [Member] | Openreach [Member] | Elimination of Intersegment Amounts [Member] | Enterprise [Member]
Post Balance Sheet Events [Line Items]
Internal cost	442	496	526
Post Balance Sheet Events [Member] | Openreach [Member] | Elimination of Intersegment Amounts [Member] | Global Services [Member]
Post Balance Sheet Events [Line Items]
Internal cost	125	158	173
Post Balance Sheet Events [Member] | Openreach [Member] | Elimination of Intersegment Amounts [Member] | Other [Member]
Post Balance Sheet Events [Line Items]
Internal cost	£ 1,515	£ 1,472	£ 1,454